Form N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Mutual Fund and Variable Insurance Trust
Entity Central Index Key	0000810695
Document Creation Date	Dec. 31, 2025
Document Effective Date	Dec. 31, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	Dec. 31, 2025